Consolidated Statements of Operations - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenues	£ 422,859	£ 1,294,770
Costs and expenses:
Cost of sales	1,037,552	5,722,074
General and administrative	23,976,304	4,073,211
Sales and marketing	27,103	438,424
Research and development	626,263	229,426
Depreciation and amortization expense	2,011,565	2,015,877
Performance incentive share-based compensation	35,859,087	0
Total costs and expenses	63,537,874	12,479,012
Operating loss	(63,115,015)	(11,184,242)
Other income (loss):
Other income (loss), net	(11,710)	32,438
Change in fair value of convertible notes payable	479,022	(479,024)
Interest expense	(665,737)	(690,923)
Net loss	£ (63,313,440)	£ (12,321,751)
Basic net loss per Ordinary Share (in pounds per share)	£ (7.28)	£ (1.70)
Diluted net loss per Ordinary Share (in pounds per share)	£ (7.28)	£ (1.70)
Weighted average ordinary shares outstanding, basic (in shares)	8,699,025	7,228,113
Weighted average ordinary shares outstanding, diluted (in shares)	8,699,025	7,228,113